Accounting policies (Details Narrative) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Equity	£ 34,676	£ 45,724	£ 46,887	£ 41,989
Accumulated deficit	(74,654)	(59,110)	(39,151)
Loss for the year	(16,064)	(20,162)	(10,099)
Net cash used in operating activities	(12,953)	(13,086)	(12,421)
Cash and cash equivalents	13,204	17,608	16,175	£ 30,325
Share of profit (loss) of joint ventures accounted for using equity method	0	0	£ 0
Current undiscounted operating lease commitments	£ 848
Ordinary shares [Member]
Statement Line Items [Line Items]
Share par value (in dollars per share)	£ 0.00005
Deferred shares [Member]
Statement Line Items [Line Items]
Share par value (in dollars per share)	£ 1
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] | Product and Marketing Rights [Member] | Oravig [Member]
Statement Line Items [Line Items]
Impairment charge on non financial assets	£ 1,500	£ 11,400